Supplemental Share Information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Share Information Treasury Stock
Treasury Stock, Shares, Beginning balance	249,063,015	232,055,448	233,433,937
Reacquired stock	25,054,207	31,331,469	10,572,666
Issuances pursuant to stock options and benefit plans	(17,175,816)	(14,323,902)	(11,951,155)
Treasury Stock, Shares, Ending balance	256,941,406	249,063,015	232,055,448